Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Material accounting policies
2.	Material accounting policies

(a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (the “IFRS Accounting Standards”) issued effective for the Company’s reporting for the year ended December 31, 2023.

(b)	Statement of presentation

The Company’s consolidated financial statements have been prepared on an accrual basis and under the historical cost basis.

(c)	Basis of consolidation

These consolidated financial statements include the accounts of Digihost and its wholly owned subsidiaries: Digihost International, Inc., DGX Holdings, LLC and World Generation X, LLC. Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continues to be consolidated until the date that such control ceases. Control is achieved when an investor has power over an investee to direct its activities, exposure to variable returns from an investee, and the ability to use the power to affect the investor’s returns. All intercompany transactions and balances have been eliminated upon consolidation.

(d)	Functional and presentation currency

These financial statements are presented in United States dollars. The functional currency of Digihost is the Canadian dollar, and the functional currency of Digihost International, Inc., DGX Holding, LLC and World Generation X, LLC is the United States dollar. All financial information is expressed in United States dollars, unless otherwise stated.

(e)	Foreign currency translation

Monetary assets and liabilities denominated in foreign currencies are translated to the respective functional currency at exchange rates in effect at the reporting date. Non-monetary assets and liabilities are translated at historical exchange rates at the respective transaction dates. Revenue and expenses are translated at the rate of exchange at each transaction date. Gains or losses on translation are included in foreign exchange expense.

The results and financial position of an entity whose functional currency is translated into a different presentation currency are treated as follows:

●	assets and liabilities are translated at the closing rate at the reporting date;

●	income and expenses for each income statement are translated at average exchange rates at the dates of the period; and

●	all resulting exchange differences are recognized in other comprehensive income (loss) as cumulative translation adjustments.

(f)	Revenue recognition

The Company recognizes revenue under IFRS 15, “Revenue from Contracts with Customers” (“IFRS 15”).

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company recognizes revenue when it transfers its goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets IFRS 15’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration

●	Constraining estimates of variable consideration

●	The existence of a significant financing component in the contract

●	Non-cash consideration

●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Digital currency mining: The Company’s revenue is derived from providing computing power (hashrate) to mining pools. The Company has entered into arrangements, as amended from time to time, with mining pool operators to provide computing power to the mining pools. The provision of computing power to mining pools is an output of the Company’s ordinary activities. The Company has the right to decide the point in time and duration for which it will provide computing power. As a result, the Company’s enforceable right to compensation only begins when, and continues as long as, the Company provides computing power to the mining pool. The contracts can be terminated at any time by either party without substantive compensation to the other party for such termination. Upon termination, the mining pool operator (i.e., the customer) is required to pay the Company any amount due related to previously satisfied performance obligations. Therefore, the Company has determined that the duration of the contract is less than 24 hours and that the contract continuously renews throughout the day. The Company has determined that this renewal right is not a material right as the terms, conditions, and compensation amounts are at then market rates. There is no significant financing component in these transactions.

In exchange for providing computing power, which represents the Company’s only performance obligation, the Company is entitled to non-cash consideration in the form of cryptocurrency, calculated under one of two payout methods, depending on the mining pool. The payout method used by the mining pool in which the Company participated is the Full Pay Per Share (“FPPS”). This payout method contains three components, (i) a fractional share of the fixed cryptocurrency award from the mining pool operator (referred to as a “block reward”), (ii) transaction fees generated from (paid by) blockchain users to execute transactions and distributed (paid out) to individual miners by the mining pool operator, and (iii) mining pool operating fees retained by the mining pool operator for operating the mining pool. The Company’s total compensation is the sum of the Company’s share of (a) block rewards and (b) transaction fees, less (c) mining pool operating fees.

o	Block rewards are calculated as follows under the FPPS method. The block reward earned by the Company is calculated by the mining pool operator based on the proportion of hashrate the Company contributed to the mining pool to the total network hashrate used in solving the current algorithm. The Company is entitled to its relative share of consideration even if a block is not successfully added to the blockchain by the mining pool.

o	Transaction fees refer to the total fees paid by users of the network to execute transactions. Under FPPS, the Company is entitled to a pro-rata share of the total network transaction fees. The transaction fees paid out by the mining pool operator to the Company are based on the proportion of hashrate the Company contributed to the mining pool to the total network hashrate. The Company is entitled to its relative share of consideration even if a block is not successfully added to the blockchain by the mining pool.

o	Mining pool operating fees are charged by the mining pool operator for operating the mining pool as set forth in a rate schedule to the mining pool contract. The mining pool operating fees reduce the total amount of compensation the Company receives and are only incurred to the extent that the Company has generated mining revenue pursuant to the mining pool operators’ payout calculation.

Because the consideration to which the Company expects to be entitled for providing computing power is entirely variable (block rewards, transaction fees and pool operating fees), as well as being non-cash consideration, the Company assesses the estimated amount of the variable non-cash consideration to which it expects to be entitled for providing computing power at contract inception and subsequently to determine when and to what extent it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur once the uncertainty associated with the variable consideration is subsequently resolved. For each contract under the FPPS payout method, the Company recognizes the non-cash consideration on the same day that control of the contracted service transfers to the mining pool operator, which is the same day as the contract inception. For the contract under the FPPS payout method, the Company measures non-cash consideration at the cryptocurrency spot price at the beginning of the day on the date of contract inception, as determined by the Company’s principal market, which is Gemini.

●	Colocation services: The Company recognizes revenue from its colocation services when it satisfies performance obligations by transferring the control of services, which include power provision and space rental, to customers. Revenue is recognized monthly in an amount that reflects actual power consumption, as per contractual terms, and any fixed maintenance fees are recognized over time as services are rendered to customers, aligning the recognition of revenue with the delivery of services. The transaction price for colocation services includes both fixed fees and variable considerations, which are incorporated only if a significant reversal in the future is deemed unlikely.

●	Sale of electricity: The Company recognizes revenue from the sale of electricity when it has satisfied its performance obligation, which occurs as the electricity is provided to the customer. The Company supplies the requisite power and ancillary operational functions in order for the digital currency mining equipment on its property to run efficiently outside of its facilities. Revenue is recorded monthly based on the actual consumption of energy by the customer, at the price determined by the contract. This reflects the Company’s performance and the customer’s consumption benefits, with variable consideration being recognized in the period it is due. The transaction price for sale of electricity includes both fixed fees and variable considerations, which are incorporated only if a significant reversal in the future is deemed unlikely.

●	Sale of energy: The Company recognizes revenue from the sale of energy upon the satisfaction of the performance obligation, specifically at the point when control of the energy is transferred to the end customer. This key moment reflects the Company’s fulfillment of its contractual duties.

(g)	Digital currencies

Digital currencies consist of Bitcoin and Ethereum. Digital currencies meet the definition of intangible assets in IAS 38 Intangible Assets as they are identifiable non-monetary assets without physical substance. They are initially recorded at cost and the revaluation method is used to measure the digital currencies subsequently. Where digital currencies are recognized as revenue, the fair value of the Bitcoin received is considered to be the cost of the digital currencies. Under the revaluation method, increases in fair value (loss) are recorded in other comprehensive income (loss), while decreases are recorded in profit or loss. The Company revalues its digital currencies at the end of each quarter. There is no recycling of gains from other comprehensive income (loss) to profit or loss. However, to the extent that an increase in fair value reverses a previous decrease in fair value that has been recorded in profit or loss, that increase is recorded in profit or loss. Decreases in fair value that reverse gains previously recorded in other comprehensive income (loss) are recorded in other comprehensive income (loss). Gains and losses on digital currencies sold between revaluation dates are included in profit or loss.

Digital currencies are measured at fair value using the quoted price on the Gemini Exchange. Gemini serves as the Company’s principal market. The Company believes any price difference amongst the principal market and an aggregated price to be immaterial. Management considers this fair value to be a Level 2 input under IFRS 13 Fair Value Measurement fair value hierarchy as the price on this source represents a quote of the currency on an active market.

(h)	Property, plant and equipment

Details as to the Company’s policies for property, plant and equipment are as follows:

Asset	Amortization method	Amortization period
Data miners	Straight-line	12 - 36 months
Equipment	Straight-line	36 and 120 months
Leasehold improvement	Straight-line	120 months
Powerplant in use	Straight-line	480 months

Property, plant and equipment are recorded at cost less accumulated depreciation. Cost includes all expenditures incurred to bring assets to the location and condition necessary for them to be operated in the manner intended by management. Material residual value estimates and estimates of useful life are updated as required, but at least annually.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any replaced parts is derecognized. All other repairs and maintenance are charged to profit or loss during the fiscal year in which they are incurred.

Gains and losses on disposal are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

(i)	Intangible assets

Intangible assets are accounted for using the cost model whereby capitalized costs are amortized on a straight-line basis over their estimated useful lives. Residual values and useful lives are reviewed at each reporting date. The right of use of an electric power facility is depreciated over 13 years.

When an intangible asset is disposed of, the gain or loss on disposal is determined as the difference between the proceeds and the carrying amount of the asset and is recognized in profit or loss.

Amortization of intangible assets has been included in depreciation and amortization in the consolidated statement of comprehensive loss.

(j)	Impairment of non-financial assets

The Company reviews the carrying amounts of its non-financial assets, including property, plant and equipment, right of use assets and intangible assets, when events or changes in circumstances indicate the assets may not be recoverable. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash generating unit to which the asset belongs. Assets carried at fair value, such as digital currencies, are excluded from impairment analysis. Cash generating units to which goodwill has been allocated are tested for impairment annually.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows to be derived from continuing use of the asset or cash generating unit are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs of disposal is the amount obtainable from the sale of an asset or cash generating unit in an arm’s length transaction between knowledgeable, willing parties, less the cost of disposal. When a binding sale agreement is not available, fair value less costs of disposal is estimated using a discounted cash flow approach with inputs and assumptions consistent with those of a market participant. If the recoverable amount of an asset or cash generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in net income. With the exception of goodwill, where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized.

(k)	Leases and right-of-use assets

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

o	Leases of low value assets; and

o	Leases with a duration of twelve months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate determined by the incremental borrowing rate on commencement of the lease is used. Variable lease payments are only included in the measurement of the lease liability if they depend on an index or rate. In such cases, the initial measurement of the lease liability assumes the variable element will remain unchanged throughout the lease term. Other variable lease payments are expensed in the period to which they relate.

On initial recognition, the carrying value of the lease liability also includes:

o	Amounts expected to be payable under any residual value guarantee;

o	The exercise price of any purchase option granted if it is reasonable certain to assess that option; and

o	Any penalties payable for terminating the lease, if the term of the lease has been estimated on the basis of a termination option being exercised.

Right-of-use assets are initially measured at cost, which includes the initial amount of the lease liability, reduced for any lease incentives received, and increased for:

o	Lease payments made at or before commencement of the lease;

o	Initial direct costs incurred; and

o	The amount of any provision recognized where the Company is contractually required to dismantle, remove or restore the leased asset.

Lease liabilities, on initial measurement, increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made.

Right-of-use assets are amortized on a straight-line basis over the remaining term of the lease or over the remaining economic life of the asset if this is judged to be shorter than the lease term.

When the Company revises its estimate of the term of any lease, it adjusts the carrying amount of the lease liability to reflect the payments to make over the revised term, which are discounted at the same discount rate that applied on lease commencement. The carrying value of lease liabilities is similarly revised when the variable element of future lease payments dependent on a rate or index is revised. In both cases an equivalent adjustment is made to the carrying value of the right-of-use asset, with the revised carrying amount being amortized over the remaining (revised) lease term or recorded in profit or loss if the right-of-use asset is reduced to zero.

(l)	Goodwill

The Company measures goodwill as the fair value of the cost of the acquisition less the fair value of the identifiable net assets acquired, all measured as of the acquisition date. Goodwill is carried at cost less accumulated impairment losses.

(m)	Segment reporting

The reporting segments are identified on the basis of information that is reviewed by the chief operating decision maker to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Company has three reporting segments namely, cryptocurrency mining, sales of energy and colocation services.

(n)	Provisions

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result, and that outflow can be reliably measured.

The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the end of the reporting period.

(o)	Financial instruments

Financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. The primary measurement categories for financial assets are measured at amortized cost, fair value through other comprehensive income (loss) (“FVTOCI”) and fair value through profit and loss (“FVTPL”).

Financial assets

Financial assets are classified as either financial assets at FVTPL, amortized cost, or FVTOCI. The Company determines the classification of its financial assets at initial recognition. The Company does not have any financial assets categorized as FVTOCI.

●	Amortized cost

Financial assets are classified as measured at amortized cost if both of the following criteria are met: 1) the object of the Company’s business model for these financial assets is to collect their contractual cash flows; and 2) the asset’s contractual cash flows represent “solely payments of principal and interest”. After initial recognition, these are measured at amortized cost using the effective interest rate method. Discounting is omitted where the effect of discounting is immaterial. The Company’s cash, amounts receivable and deposits are classified as financial assets and measured at amortized cost.

Revenues from these financial assets are recognized in financial revenues, if any.

●	FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transactions costs expensed in the consolidated statements of net loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are recorded in the consolidated statements of comprehensive income (loss) in the period in which they arise. The Company’s promissory note receivable is classified as a financial asset and measured at FVTPL.

Financial liabilities

Financial liabilities are subsequently measured at amortized cost using the effective interest rate method.

The Company’s accounts payable and accrued liabilities (excluding salaries payable), mortgage payable, loans payable and deposit payable are classified as measured at amortized cost.

The Company’s amount owing to Northern Data and warrant liabilities are classified as measured at FVTPL with gains and losses recognized in profit and loss.

Derecognition

The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled, or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss. Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred.

Expected Credit Loss Impairment Model

The Company uses the single expected credit loss impairment model, which is based on changes in credit quality since initial application.

The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due. The Company considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Company in full or when the financial asset is more than 90 days past due.

The carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Company determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.

Fair Value

Financial instruments recorded at fair value on the statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

●	Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices); and

●	Level 3 – inputs for the assets or liability that are not based on observable market data (unobservable inputs).

(p)	Share capital and equity

Share capital represents the amount received on the issue of shares, less issuance costs, net of any underlying income tax benefit from these issuance costs. When warrants are issued in connection with shares, the Company uses the residual method for allocating fair value to the shares and then to warrants.

Contributed surplus includes the value of warrants classified as equity and stock options. When warrants and stock options are exercised, the related compensation cost and value are transferred to share capital.

Deficit includes all current and prior year losses.

Digital currency revaluation reserve includes gains and losses from the revaluation of digital currencies, net of tax.

Assets and liabilities of the Company are translated to the presentation currency. The resulting translation adjustments are charged or credited to the cumulative translation reserve.

(q)	Loss per share

The Company presents basic and diluted loss per share data for its subordinate voting shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of subordinate voting shares and proportionate voting shares outstanding during the period. Diluted loss per share is determined by adjusting the weighted average number of subordinate voting shares and proportionate voting shares outstanding to assume conversion of all dilutive potential subordinate voting shares.

(r)	Share-based compensation

The granting of stock options and restricted share units (“RSUs”) to employees, officers, directors or consultants of the Company requires the recognition of share-based compensation expense with a corresponding increase in contributed surplus in shareholders’ equity. The fair value of stock options that vest immediately are recorded as share-based compensation expense at the date of the grant. The fair values of the RSUs are determined by the quoted market price of the Company’s common shares at date of grant. The expense for stock options and RSUs that vest over time is recorded over the vesting period using the graded method, which incorporates management’s estimate of the stock options that are not expected to vest. For stock options where vesting is subject to the completion of performance milestones, the estimate for completion of the milestone is reviewed at each reporting date for any change in the estimated vesting date, and to the extent there is a material change in the vesting date estimate, the amortization to be recognized is recalculated for the new timeline estimate and adjusted on a prospective basis in the current period. The effect of a change in the number of stock options expected to vest is a change in an estimate and the cumulative effect of the change is recognized in the period when the change occurs. On exercise of a stock option, the consideration received and the estimated fair value previously recorded in contributed surplus is recorded as an increase in share capital.

Stock options awarded to consultants are measured based on the fair value of the goods and services received unless that fair value cannot be estimated reliably. If the fair value of the goods and services cannot be reliably measured, then the fair value of the equity instruments granted is used to recognize the expense.

(s)	Business combinations

The Company applies the acquisition method in accounting for business combinations. The consideration transferred by the Company to obtain control of a subsidiary is calculated as the sum of the acquisition-date fair values of assets transferred, liabilities incurred and the equity interests issued by the Company, which includes the fair value of any asset or liability arising from a contingent consideration arrangement. Acquisition costs are expensed as incurred. Assets acquired and liabilities assumed are measured at their acquisition-date fair values.

(t)	Income taxes

Income tax on the profit or loss for the years presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: goodwill not deductible for tax purposes and the initial recognition of assets or liabilities that affect neither accounting nor taxable profit. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date.

A deferred tax asset is recognized only to the extent that it is probable that the underlying tax loss or deductible temporary difference will be utilized against future taxable income. Deferred tax liabilities are always provided for in full.

Changes in deferred tax assets or deferred tax liabilities are recognized as revenues or expense in profit and loss, unless they relate to items that were recognized directly in equity, in which case the related deferred taxes are also recognized in equity.

(u)	Standards, amendments and interpretations to existing standards that are not yet effective and have not been adopted early by the Company.

At the date of authorization of these consolidated financial statements, several new, but not yet effective, standards and amendments to existing standards, and interpretations have been published by the IASB. None of these standards or amendments to existing standards have been adopted early by the Company. Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New standards, amendments and interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Company’s consolidated financial statements.

(v)	Critical accounting judgements, estimates and assumptions

The preparation of these financial statements in conformity with IFRS Accounting Standards requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These financial statements include estimates that, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the year in which the estimate is revised and future years if the revision affects both current and future years. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Significant assumptions about the future that management has made that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Significant judgements

(i)	Income from digital currency mining

The Company recognizes income from digital currency mining from the provision of transaction verification services within digital currency networks, commonly termed “cryptocurrency mining”. As consideration for these services, the Company receives digital currency from each specific network in which it participates (“coins”). Income from digital currency mining is measured based on the fair value of the coins received. The fair value is determined using the spot price of the coin on the date of contract inception. The coins are recorded on the statement of financial position, as digital currencies, at their fair value less costs to sell and re- measured at each reporting date. Revaluation gains or losses, as well as gains or losses on the sale of coins for traditional (fiat) currencies are included in profit or loss in accordance with the Company’s treatment of its digital currencies as a traded commodity.

There is currently no specific definitive guidance in IFRS or alternative accounting frameworks for the accounting for the mining and strategic selling of digital currencies, and management has exercised significant judgement in determining appropriate accounting treatment for the recognition of income from digital currency mining for mining of digital currencies. Management has examined various factors surrounding the substance of the Company’s operations, including the stage of completion being the completion and addition of a block to a blockchain and the reliability of the measurement of the digital currency received.

(ii)	Leases – incremental borrowing rate

Judgment is applied when determining the incremental borrowing rate used to measure the lease liability of each lease contract, including an estimate of the asset-specific security impact. The incremental borrowing rate should reflect the interest rate the Company would pay to borrow at a similar term and with similar security.

(iii)	Going concern

The assessment of the Company’s ability to continue as a going concern involves judgment regarding future funding available for its operations and working capital requirements as discussed in note 1.

(iv)	Income, value added, withholding and other taxes

The Company is subject to income, value added, withholding and other taxes. Significant judgment is required in determining the Company’s provisions for taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Company recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. The determination of the Company’s income, value added, withholding and other tax liabilities requires interpretation of complex laws and regulations. The Company’s interpretation of taxation law as applied to transactions and activities may not coincide with the interpretation of the tax authorities. All tax related filings are subject to government audit and potential reassessment subsequent to the financial statement reporting period. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the tax related accruals and deferred income tax provisions in the year in which such determination is made.

Significant estimates

(i)	Determination of asset and liability fair values and allocation of purchase consideration

Significant business combinations require judgements and estimates to be made at the date of acquisition in relation to determining the relative fair value of the allocation of the purchase consideration over the fair value of the assets. The information necessary to measure the fair values as at the acquisition date of assets acquired requires management to make certain judgements and estimates about future events, including but not limited to availability of hardware and expertise, future production opportunities, future digital currency prices and future operating costs.

(ii)	Useful lives of property, plant and equipment

Depreciation of data miners and equipment are an estimate of its expected life. In order to determine the useful life of computing equipment, assumptions are required about a range of computing industry market and economic factors, including required hashrates, technological changes, availability of hardware and other inputs, and production costs.

(iii)	Digital currency valuation

Digital currencies consist of cryptocurrency denominated assets (note 3) and are included in current assets. Digital currencies are carried at their fair value determined by the spot rate less costs to sell. The digital currency market is still a new market and is highly volatile; historical prices are not necessarily indicative of future value; a significant change in the market prices for digital currencies would have a significant impact on the Company’s earnings and financial position.

(iv)	Impairment of goodwill

Determining whether goodwill is impaired requires an estimation of the recoverable amount of the cash generating unit (“CGU”). Such recoverable amount corresponds, for the purpose of impairment assessment, to the higher of the value in use or the fair value less costs of disposal of the CGU to which goodwill has been allocated. The value in use calculation requires management to estimate future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value. The key assumptions required for the value in use estimation are described in note 9.

For the value in use approach, the values assigned to key assumptions reflect past experience and external sources of information that are deemed accurate and reliable.

(v)	Data miners valuation

Impairment of data miners was estimated based on the recoverable amount of mining equipment based on current market prices and hash rate power per miner type. The recoverable amount represents the higher value between an asset’s fair value less costs to sell and its value in use. Hash rate power refers to the computational power of the mining equipment, which directly affects the mining efficiency and potential revenue generation. As the market prices for mining equipment and hash rate power can vary significantly over time, these factors are considered in estimating the recoverable amount of the assets. The current market prices for mining equipment are obtained from various sources, including manufacturers, distributors, and marketplaces for used equipment. Management reviews and compares these prices regularly to ensure the accuracy and relevance of the data.